                       SUPPLEMENT DATED AUGUST 24, 2001
                        TO PROSPECTUS DATED MAY 1, 1994
                          AS SUPPLEMENTED MAY 1, 2001

                            WRL FREEDOM SP PLUS (R)
                                Issued through
                            WRL Series Life Account
                                      By
                  Western Reserve Life Assurance Co. of Ohio


The following information supplements information provided on page 7, fifth
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paragraph of the Prospectus under the heading "11. What Charges are Assessed in
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Connection with the Policy?"
----------------------------

          Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset
Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc.   Prior to
August 25, 2001, the Dean Asset Allocation was sub-advised by Dean Investment Associates.

                Portfolio                     Rate
                ---------                     ----

        Transamerica Value Balanced           0.80%


The following information is added to the Annual Portfolio Operating Expenses Table on page 8 of the Prospectus:


                                  Management          Other       Rule        Total Portfolio
            Portfolio                Fees           Expenses      12b-1       Annual Expenses
                                                                  Fees
---------------------------------------------------------------------------------------------
Transamerica Value Balanced       0.80%*           0.07%          N/A         0.87%
---------------------------------------------------------------------------------------------

*  Effective August 27, 2001, this fee will be reduced to 0.75%.


The following is added to the table in footnote (8) of the Prospectus:
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
                                     Expense           Reimbursement        Expense Ratio Without
                                      Limit               Amount               Reimbursement
--------------------------------------------------------------------------------------------------
Transamerica Value Balanced          1.00%                 N/A                     N/A
--------------------------------------------------------------------------------------------------

The following information supplements information provided on pages 22-23 of the
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Prospectus under the heading "Investments of the Series Account - WRL Series
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Fund, Inc.":
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
----------------------------------------------------------------------------------------------------------------
Portfolio                      Sub-Adviser                         Investment Objective
----------------------------------------------------------------------------------------------------------------
Transamerica               Transamerica Investment           Seeks preservation of capital and
----------------------------------------------------------------------------------------------------------------
Value Balanced                  Management, LLC                competitive investment returns.
----------------------------------------------------------------------------------------------------------------

All other references throughout the prospectus to the WRL Dean Asset Allocation portfolio are changed to WRL Transamerica Value Balanced.